UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  March 31, 2010

Check here if Amendment [ ]; Amendment Number:  _____

This Amendment (Check only one):	[ ] is a restatement
					[ ] adds new holding entries

Institutional Manager Filing this Report:

Name:		Sageworth Trust Company
Address:	160 North Pointe Blvd., Suite 200
		Lancaster, PA 17601

13F File Number: 028-13708

This institutional investment manager filing this report and the person by whom it is signed represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:		Scott A. Shuck
Title:  	Chief Financial Officer
Phone:	        (717) 735-8000

Signature, Place and Date of Signing

/s/ Scott A. Shuck		Lancaster, PA		     May 13, 2010
	(Signature)		(City, State)			(Date)

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other managers(s)).

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s)).

List of Other Managers Reporting for this Manager:

Form 13F File Number		Name

028-10562				AllianceBernstein LP
028-00096				Capital Guardian Trust Co
028-00268				Cooke & Bieler LP
028-10968				Epoch Investment Partners, Inc
028-13573				Neuberger Berman Group LLC
028-02777				GW Capital, Inc
028-04458				Parametric Portfolio Associates
028-01669				Pinnacle Associates Ltd

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  NONE

FORM 13F Information Table Entry Total: 14

FORM 13F Information Table Value Total: $56,072 (thousands)

List of Other Included Managers:  NONE

Provide of numbered list of the name(s) and Form 13F file number(s) of all institution investment managers with respect to which this report is filed, other than the managers filing this form.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADELPHIA COMMUNICATIONS CL ESC PFD                               0    50000 SH       Sole                    50000
ADELPHIA RECOVERY TR CVV ACC-7 COM              00685R870        1    50000 SH       Sole                    50000
ALLIED IRISH BKS P L C SPON AD COM              019228402       45    14033 SH       Sole                    14033
DEUTSCHE TELEKOM AG SPONSORED  COM              251566105      433    32045 SH       Sole                    32045
ISHARES TR MSCI EAFE IDX       COM              464287465    15642   279422 SH       Sole                   279422
ISHARES TR RUSSELL 2000        COM              464287655     3440    50731 SH       Sole                    50731
ISHARES TR S&P 500 INDEX       COM              464287200     9581    81655 SH       Sole                    81655
JOHNSON & JOHNSON CMN          COM              478160104      206     3164 SH       Sole                     3164
SECTOR SPDR TR SBI INT-ENERGY  COM              81369Y506      230     4000 SH       Sole                     4000
SPDR INDEX SHS FDS S&P INTL SM COM              78463X871     1095    40958 SH       Sole                    40958
SPDR S&P 500 ETF TR UNIT SER 1 COM              78462F103     6848    58526 SH       Sole                    58526
VANGUARD INDEX FDS STK MRK ETF COM              922908769     4410    74000 SH       Sole                    74000
VANGUARD TAX-MANAGED EUROPE PA COM              921943858    13294   384009 SH       Sole                   384009
WISDOMTREE TRUST INTL SM CAP D COM              97717W760      847    17976 SH       Sole                    17976